Other Borrowed Funds (Tables)	3 Months Ended
Mar. 31, 2011
Other Borrowed Funds (Tables) [Abstract]
Other Borrowed Funds

(in millions)	March 31, 2011	December 31, 2010

Advances from Federal Home Loan Banks(a)	$1,500	$2,250
Other	35,204	32,075

Total other borrowed funds(b)(c)	$36,704	$34,325

(a)	Effective January 1, 2011, $23.0 billion of long-term advances from FHLBs were reclassified from other borrowed funds to long-term debt. The prior-year period has been revised to conform with the current presentation.

(b)	Includes other borrowed funds of $10.6 billion and $9.9 billion accounted for at fair value at March 31, 2011, and December 31, 2010, respectively.

(c)	Includes other borrowed funds of $16.4 billion and $14.8 billion secured by assets totaling $16.3 billion and $15.0 billion at March 31, 2011, and December 31, 2010, respectively.